SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                       ---------

    Post-Effective Amendment No.          13       (File No. 33-52518)       [x]
                                       ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             14       (File No. 811-3217)              [x]
                               ---------

                        (Check appropriate box or boxes)

     IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ

--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become  effective:
  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]  on May 1, 2003, pursuant to paragraph (b) of Rule 485
  [ ]  60 days after  filing  pursuant to  paragraph (a)(i) of Rule 485
  [ ]  on (date), pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


IDS LIFE

EMPLOYEE BENEFIT ANNUITY


GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919

           IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND
           TZ

NEW EMPLOYEE BENEFIT ANNUITY CONTRACTS AND CERTIFICATES ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for

     -    American Express(R) Variable Portfolio Funds

     - AllianceBernstein Variable Products Series Fund, Inc. (previously Alliance Variable Products Series Fund)

     -    Wells Fargo Variable Trust Funds.


Please read the prospectuses carefully and keep them for future reference. This contract is available for salary-reduction plans that meet the requirements of
Section 403(b) of the Internal Revenue Code of 1986, as amended (the Code).

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


This prospectus provides a general description of the contract and certificate. Your actual contract and certificate, and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representation regarding the contract and certificate other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT AND CERTIFICATE IN BRIEF                                          3
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    8
FINANCIAL STATEMENTS                                                          10
PERFORMANCE INFORMATION                                                       10
THE VARIABLE ACCOUNTS AND THE FUNDS                                           11
THE FIXED ACCOUNT                                                             13
BUYING THE CONTRACT AND CERTIFICATE                                           13
CHARGES                                                                       14
VALUING YOUR INVESTMENT                                                       16
MAKING THE MOST OF YOUR CERTIFICATE                                           17
SURRENDERS                                                                    19
TSA -- SPECIAL SURRENDER PROVISIONS                                           20
CHANGING OWNERSHIP                                                            20
BENEFITS IN CASE OF DEATH                                                     21
THE ANNUITY PAYOUT PERIOD                                                     21
EXCHANGE PROGRAM                                                              23
TAXES                                                                         23
VOTING RIGHTS                                                                 25
ABOUT THE SERVICE PROVIDERS                                                   25
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                         27


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT THE CONTRACT AND CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your certificate. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of a participant's death while the contract is in force.

CERTIFICATE: The document we deliver to you that represents your participation in the contract.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT OWNER (owner): The person or party entitled to ownership rights stated in the contract and in whose name the contract is issued.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate purchase payments into variable accounts investing in shares of any or all of these funds.


IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.


PARTICIPANT (YOU, YOUR): The person named in the certificate who has all rights under the certificate, except as reserved by the owner.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

THE CONTRACT AND CERTIFICATE IN BRIEF

PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of your certificate. The contract and related certificate provide lifetime or other forms of payout beginning at a specified date (the retirement date).


The certificate will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is tax deferred. However, the certificate has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your certificate to your sales representative or to our office within the time stated on the first page of your certificate and receive a full refund of the certificate value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the certificate; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

BUYING THE CONTRACT AND CERTIFICATE:We no longer offer new contracts or certificates. However, you have the option of making additional purchase payments in the future. The maximum amount of purchase payments is determined by any restrictions imposed by the Internal Revenue Code of 1986, as amended (the
Code). (p. 13)

MINIMUM ALLOWABLE PURCHASE PAYMENTS:


     If paying by installments under a scheduled payment plan:
          $25 per month

     If paying by any other method:
          $50

     Installments must total at least $300 per year.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:
          $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute certificate value among the accounts without charge at any time until annuity payouts begin, and once per year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 17)

SURRENDERS: You may surrender all or part of your certificate value at any time before the retirement date subject to certain restrictions imposed by the Code. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. (p. 19)

CHANGING OWNERSHIP: Restrictions apply concerning change of ownership of rights under a contract or certificate. (p. 20)

BENEFITS IN CASE OF DEATH: If the participant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the certificate value. (p. 21)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 21)

TAXES: Generally, your certificate value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply). Even if you direct payouts to someone else, you will still be taxed on the distribution. (p. 23)


CHARGES: We assess certain charges in connection with your certificate:

-    $30 annual administrative charge;

- 1.00% mortality and expense risk fee (if you make allocations to one or more variable accounts);

-    surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate); and

-    the operating expense of the funds in which the variable accounts invest.

                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT/CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE
CONTRACT/CERTIFICATE AND MAY PAY WHEN YOU SURRENDER THE CONTRACT/CERTIFICATE. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CERTIFICATE OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of amounts surrendered)



                    CERTIFICATE YEAR     SURRENDER CHARGE PERCENTAGE
                           1                           8%
                           2                           8
                           3                           8
                           4                           8
                           5                           7
                           6                           6
                           7                           5
                           8                           4
                           9                           3
                          10                           2
                          11                           1
                          Thereafter                   0



A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 15 and "The Annuity Payout Period -- Annuity Payout Plans" p. 22 ).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CERTIFICATE ADMINISTRATIVE CHARGE                                 $ 30

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average variable account value)

MORTALITY AND EXPENSE RISK FEE                                              1%


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                              MINIMUM    MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements     .69%       1.39%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                              MANAGEMENT    12b-1       OTHER        GROSS TOTAL
                                                                 FEES        FEES      EXPENSES    ANNUAL EXPENSES
AXP(R) Variable Portfolio -
     Bond Fund                                                   .60%        .13%        .07%           .80%(1)
     Capital Resource Fund                                       .62         .13         .05            .80(1)
     Cash Management Fund                                        .51         .13         .05            .69(1)
     Diversified Equity Income Fund                              .56         .13         .18            .87(1)
     Equity Select Fund                                          .69         .13         .57           1.39(2)
     Extra Income Fund                                           .62         .13         .08            .83(1)
     Global Bond Fund                                            .84         .13         .11           1.08(1)
     Growth Fund                                                 .56         .13         .12            .81(1)
     International Fund                                          .84         .13         .10           1.07(1)
     Managed Fund                                                .60         .13         .04            .77(1)
     NEW DIMENSIONS FUND(R)                                      .61         .13         .05            .79(1)
     Strategy Aggressive Fund                                    .62         .13         .06            .81(1)
AllianceBernstein Variable Products Series Fund, Inc.
     AllianceBernstein Growth and Income Portfolio (Class B)     .63         .25         .05            .93(3)
Wells Fargo VT
     Small Cap Growth Fund                                       .75         .25         .33           1.33(4)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.10% for AXP(R) Variable Portfolio - Equity Select Fund.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(4) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                                                                             IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                            IF YOU SURRENDER YOUR CERTIFICATE                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR      3 YEARS      5 YEARS      10 YEARS       1 YEAR     3 YEARS     5 YEARS      10 YEARS
                    $ 1,079.99   $ 1,660.23   $ 2,156.00   $ 3,161.33     $ 260.86   $  801.45   $ 1,368.20   $ 2,908.02


MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:


                                                                             IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                            IF YOU SURRENDER YOUR CERTIFICATE                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR      3 YEARS      5 YEARS      10 YEARS       1 YEAR     3 YEARS     5 YEARS      10 YEARS
                    $ 1,013.98   $ 1,462.11   $ 1,822.00   $ 2,450.50     $ 189.11   $  585.16   $ 1,006.21   $ 2,178.86



* In this example, the $30 administrative charge is approximated as a .155% charge. This percentage was determined by dividing the total amount of the certificate administrative charges collected during the year that are attributable to the certificate by the total average net assets that are attributable to the certificate.


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each variable account.



YEAR ENDED DEC. 31,                                                          2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT G (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $       5.91   $       5.54   $       5.31   $       5.27
Accumulation unit value at end of period                                 $       6.17   $       5.91   $       5.54   $       5.31
Number of accumulation units outstanding  at end of period (000 omitted)      152,852        182,068        186,284        238,818
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT F (INVESTING IN SHARES OF  AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $       8.19   $      10.10   $      12.36   $      10.09
Accumulation unit value at end of period                                 $       6.32   $       8.19   $      10.10   $      12.36
Number of accumulation units outstanding  at end of period (000 omitted)      254,879        335,310        391,805        449,948
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT H (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $       2.86   $       2.79   $       2.66   $       2.56
Accumulation unit value at end of period                                 $       2.87   $       2.86   $       2.79   $       2.66
Number of accumulation units outstanding  at end of period (000 omitted)       78,538         94,451         78,439        129,561
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%
Simple yield(1)                                                                 (0.23%)         0.59%          4.91%          4.99%
Compound yield(1)                                                               (0.23%)         0.59%          5.03%          5.12%

ACCOUNT PZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $       0.95   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.76   $       0.95             --             --
Number of accumulation units outstanding  at end of period (000 omitted)      130,357         70,703             --             --
Ratio of operating expense to average net assets                                 1.00%          1.00%            --             --

ACCOUNT RZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                           $       0.99   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.84   $       0.99             --             --
Number of accumulation units outstanding  at end of period (000 omitted)       76,368         19,770             --             --
Ratio of operating expense to average net assets                                 1.00%          1.00%            --             --

ACCOUNT LZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $       1.10   $       1.05   $       1.17   $       1.12
Accumulation unit value at end of period                                 $       1.01   $       1.10   $       1.05   $       1.17
Number of accumulation units outstanding  at end of period (000 omitted)      135,204        165,801        181,306        218,583
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT KZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                           $       1.14   $       1.14   $       1.12   $       1.18
Accumulation unit value at end of period                                 $       1.30   $       1.14   $       1.14   $       1.12
Number of accumulation units outstanding  at end of period (000 omitted)       50,932         51,831         56,694         70,499
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT QZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                           $       0.80   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.59   $       0.80             --             --
Number of accumulation units outstanding  at end of period (000 omitted)       14,618          5,597             --             --
Ratio of operating expense to average net assets                                 1.00%          1.00%            --             --

YEAR ENDED DEC. 31,                                                          1998           1997           1996
----------------------------------------------------------------------------------------------------------------------
ACCOUNT G (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $       5.25   $       4.86   $       4.59
Accumulation unit value at end of period                                 $       5.27   $       5.25   $       4.86
Number of accumulation units outstanding  at end of period (000 omitted)      287,881        316,789        362,167
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT F (INVESTING IN SHARES OF  AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $       8.21   $       6.67   $       6.25
Accumulation unit value at end of period                                 $      10.09   $       8.21   $       6.67
Number of accumulation units outstanding  at end of period (000 omitted)      507,310        556,866        628,555
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT H (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $       2.46   $       2.36   $       2.27
Accumulation unit value at end of period                                 $       2.56   $       2.46   $       2.36
Number of accumulation units outstanding  at end of period (000 omitted)       98,897         87,255         89,644
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%
Simple yield(1)                                                                  3.70%          4.06%          3.73%
Compound yield(1)                                                                3.77%          4.14%          3.80%

ACCOUNT PZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT RZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT LZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $       1.18   $       1.05   $       1.00
Accumulation unit value at end of period                                 $       1.12   $       1.18   $       1.05
Number of accumulation units outstanding  at end of period (000 omitted)      228,165        175,024         59,939
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT KZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                           $       1.10   $       1.07   $       1.00
Accumulation unit value at end of period                                 $       1.18   $       1.10   $       1.07
Number of accumulation units outstanding  at end of period (000 omitted)       78,150         65,609         24,878
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT QZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

YEAR ENDED DEC. 31,                                                          1995           1994           1993
---------------------------------------------------------------------------------------------------------------------
ACCOUNT G (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $       3.80   $       3.99   $       3.48
Accumulation unit value at end of period                                 $       4.59   $       3.80   $       3.99
Number of accumulation units outstanding  at end of period (000 omitted)      393,697        361,640        405,429
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT F (INVESTING IN SHARES OF  AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $       4.94   $       4.93   $       4.82
Accumulation unit value at end of period                                 $       6.25   $       4.94   $       4.93
Number of accumulation units outstanding  at end of period (000 omitted)      641,903        576,724        488,632
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT H (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $       2.18   $       2.12   $       2.09
Accumulation unit value at end of period                                 $       2.27   $       2.18   $       2.12
Number of accumulation units outstanding  at end of period (000 omitted)      102,568         84,475         74,935
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%
Simple yield(1)                                                                  3.97%          4.12%         (1.56)%
Compound yield(1)                                                                4.04%          4.21%         (1.55)%

ACCOUNT PZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT RZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT LZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT KZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT QZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT IZ (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                           $       1.32   $       1.87   $       2.51   $       1.74
Accumulation unit value at end of period                                 $       1.07   $       1.32   $       1.87   $       2.51
Number of accumulation units outstanding  at end of period (000 omitted)      509,030        667,381        812,275        898,715
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT N (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $       3.92   $       4.43   $       4.58   $       4.03
Accumulation unit value at end of period                                 $       3.38   $       3.92   $       4.43   $       4.58
Number of accumulation units outstanding  at end of period (000 omitted)      559,481        733,747        844,645        986,013
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT MZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $       1.69   $       2.05   $       2.27   $       1.74
Accumulation unit value at end of period                                 $       1.31   $       1.69   $       2.05   $       2.27
Number of accumulation units outstanding  at end of period (000 omitted)      907,437      1,142,222      1,226,806      1,188,480
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT JZ (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                           $       1.72   $       2.59   $       3.24   $       1.91
Accumulation unit value at end of period                                 $       1.16   $       1.72   $       2.59   $       3.24
Number of accumulation units outstanding  at end of period (000 omitted)      559,621        752,799        868,637        927,190
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%          1.00%

ACCOUNT SZ(2) ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                           $       0.92   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.71   $       0.92             --             --
Number of accumulation units outstanding  at end of period (000 omitted)      124,946         78,465             --             --
Ratio of operating expense to average net assets                                 1.00%          1.00%            --             --

ACCOUNT TZ(2) WELLS FARGO VT SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                           $       0.94   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.57   $       0.94             --             --
Number of accumulation units outstanding  at end of period (000 omitted)       68,358         25,510             --             --
Ratio of operating expense to average net assets                                 1.00%          1.00%            --             --

YEAR ENDED DEC. 31,                                                          1998           1997           1996
----------------------------------------------------------------------------------------------------------------------
ACCOUNT IZ (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                           $       1.52   $       1.49   $       1.38
Accumulation unit value at end of period                                 $       1.74   $       1.52   $       1.49
Number of accumulation units outstanding  at end of period (000 omitted)    1,042,405      1,168,353      1,220,486
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT N (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $       3.51   $       2.97   $       2.56
Accumulation unit value at end of period                                 $       4.03   $       3.51   $       2.97
Number of accumulation units outstanding  at end of period (000 omitted)    1,100,357      1,178,735      1,197,162
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT MZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $       1.37   $       1.11   $       1.00
Accumulation unit value at end of period                                 $       1.74   $       1.37   $       1.11
Number of accumulation units outstanding  at end of period (000 omitted)    1,001,826        831,259        350,598
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT JZ (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                           $       1.88   $       1.68   $       1.46
Accumulation unit value at end of period                                 $       1.91   $       1.88   $       1.68
Number of accumulation units outstanding  at end of period (000 omitted)    1,087,314      1,168,829      1,172,793
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT SZ(2) ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT TZ(2) WELLS FARGO VT SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

YEAR ENDED DEC. 31,                                                          1995           1994           1993
---------------------------------------------------------------------------------------------------------------------
ACCOUNT IZ (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                           $       1.25   $       1.29   $       0.98
Accumulation unit value at end of period                                 $       1.38   $       1.25   $       1.29
Number of accumulation units outstanding  at end of period (000 omitted)    1,088,874        913,364        405,536
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT N (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $       2.09   $       2.21   $       1.98
Accumulation unit value at end of period                                 $       2.56   $       2.09   $       2.21
Number of accumulation units outstanding  at end of period (000 omitted)    1,212,021      1,127,834        910,254
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT MZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT JZ (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                           $       1.12   $       1.21   $       1.08
Accumulation unit value at end of period                                 $       1.46   $       1.12   $       1.21
Number of accumulation units outstanding  at end of period (000 omitted)    1,007,976        780,423        347,336
Ratio of operating expense to average net assets                                 1.00%          1.00%          1.00%

ACCOUNT SZ(2) ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --

ACCOUNT TZ(2) WELLS FARGO VT SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                                     --             --             --
Accumulation unit value at end of period                                           --             --             --
Number of accumulation units outstanding  at end of period (000 omitted)           --             --             --
Ratio of operating expense to average net assets                                   --             --             --



(1) Net of annual contract administrative charge and mortality and expense risk fee.
(2)  Operations commenced on June 1, 2001.
(3)  Operations commenced on May 1, 1996.


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.


PERFORMANCE INFORMATION


Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. We show actual performance from the date the variable accounts began investing in the funds. We also show performance from the commencement date of the funds as if the variable accounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    administrative charge,

-    mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will generally be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNTS AND THE FUNDS


You may allocate payments to any or all of the variable accounts that invest in shares of the following funds:



IDS LIFE
ACCOUNT    ESTABLISHED    INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
G          05/13/81       AXP(R) Variable Portfolio - Bond    Objective: high level of current income   IDS Life, adviser; American
                          Fund                                while conserving the value of the         Express Financial
                                                              investment and continuing a high level    Corporation (AEFC),
                          (effective 6-27-03 AXP(R)           of income for the longest time period.    subadviser.
                          Variable Portfolio - Bond Fund      Invests primarily in bonds and other
                          will change to AXP(R) Variable      debt obligations.
                          Portfolio - Diversified Bond
                          Fund)

F          05/13/81       AXP(R) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, adviser; AEFC,
                          Capital Resource Fund               primarily in U.S. common stocks and       subadviser.
                                                              other securities convertible into common
                                                              stocks.

H          05/13/81       AXP(R) Variable Portfolio - Cash    Objective: maximum current income         IDS Life, adviser; AEFC,
                          Management Fund                     consistent with liquidity and stability   subadviser.
                                                              of principal. Invests primarily in money
                                                              market securities.

PZ         03/30/01       AXP(R) Variable Portfolio -         Objective: high level of current income   IDS Life, adviser; AEFC,
                          Diversified Equity Income Fund      and, as a secondary goal, steady growth   subadviser.
                                                              of capital. Invests primarily in
                                                              dividend-paying common and preferred
                                                              stocks.

RZ         03/30/01       AXP(R) Variable Portfolio -         Objective: growth of capital. Invests     IDS Life, adviser; AEFC,
                          Equity Select Fund                  primarily in equity securities of         subadviser.
                                                              medium-sized companies.

LZ         04/02/96       AXP(R) Variable Portfolio - Extra   Objective: high current income, with      IDS Life, adviser; AEFC,
                          Income Fund                         capital growth as a secondary objective.  subadviser.
                                                              Invests primarily in high-yielding,
                          (effective 6-27-03 AXP(R)           high-risk corporate bonds (junk bonds)
                          Variable Portfolio - Extra Income   issued by U.S. and foreign companies and
                          Fund will change to AXP(R)          governments.
                          Variable Portfolio - High Yield
                          Bond Fund)

KZ         04/02/96       AXP(R) Variable Portfolio -         Objective: high total return through      IDS Life, adviser; AEFC,
                          Global Bond Fund                    income and growth of capital.             subadviser.
                                                              Non-diversified mutual fund that invests
                                                              primarily in debt obligations of U.S.
                                                              and foreign issuers.

QZ         03/30/01       AXP(R) Variable Portfolio -         Objective: long-term capital growth.      IDS Life, adviser; AEFC,
                          Growth Fund                         Invests primarily in common stocks and    subadviser.
                                                              securities convertible into common
                                                              stocks that appear to offer growth
                                                              opportunities.

IZ         09/20/91       AXP(R) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, adviser; AEFC,
                          International Fund                  primarily in common stocks or             subadviser; American Express
                                                              convertible securities of foreign         Asset Management
                                                              issuers that offer strong growth          International, Inc., a
                                                              potential.                                wholly-owned subsidiary of
                                                                                                        AEFC, subadviser.


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

IDS LIFE
ACCOUNT    ESTABLISHED    INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
N          04/17/85       AXP(R) Variable Portfolio -         Objective: maximum total investment       IDS Life, adviser; AEFC,
                          Managed Fund                        return through a combination of capital   subadviser.
                                                              growth and current income. Invests
                                                              primarily in a combination of common and
                                                              preferred stocks, convertible
                                                              securities, bonds and other debt
                                                              securities.

MZ         04/02/96       AXP(R) Variable Portfolio -         Objective: long-term growth of capital.   IDS Life, adviser; AEFC,
                          NEW DIMENSIONS FUND(R)              Invests primarily in common stocks        subadviser.
                                                              showing potential for significant
                                                              growth.

JZ         09/20/91       AXP(R) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, adviser; AEFC,
                          Strategy Aggressive Fund            primarily in equity securities of growth  subadviser.
                                                              companies.

SZ         03/30/01       AllianceBernstein VP Growth and     Objective: reasonable current income and  Alliance Capital Management,
                          Income Portfolio (Class B)          reasonable appreciation. Invests          L.P.
                          (previously Alliance VP Growth      primarily in dividend-paying common
                          and Income Portfolio (Class B))     stocks of good quality.

TZ         03/30/01       Wells Fargo VT Small Cap Growth     Objective: long-term capital              Wells Fargo Funds
                          Fund                                appreciation. Focus is on companies       Management, LLC, adviser;
                                                              believed to have above-average growth     Wells Capital Management
                                                              potential or that may be involved in new  Incorporated, subadviser.
                                                              or innovative products, services and
                                                              processes. Invests principally in
                                                              securities of companies with
                                                              above-average growth potential and whose
                                                              market capitalizations equal to or lower
                                                              than the company with the largest market
                                                              capitalization in falls within the range
                                                              of the Russell 2000 Index, which is
                                                              considered a small capitalization index.


A fund underlying your certificate in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. The funds' prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts/certificates are general obligations of IDS Life.


Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts/certificates described in this prospectus as well as other contracts that we issue that are not described in this prospectus.


The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the participant would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract/certificate, as necessary, so that the participant will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws so that the contract/certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING THE CONTRACT AND CERTIFICATE

New contracts and certificates are not currently being offered.

Unless otherwise provided in the contract, the owner has all rights under the contract. Your interest under the contract, as evidenced by your certificate, is subject to the terms of the owner's contract.

The owner selects the frequency with which to make purchase payments.

We applied the initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments to the accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive payment at our office.

THE RETIREMENT DATE


Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions.


TO AVOID IRS PENALTY TAXES, the retirement date generally must be:

-    on or after the date you reach age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum 403(b) plan distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders under the certificate, retirement payments can start as late as your 85th birthday or the tenth contract anniversary, if later.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program, should the contract/certificate be available in the program. (See "TSA -- Special Surrender Provisions.")


BENEFICIARY

If death benefits become payable before the retirement date while the contract and certificate are in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

     If paying by installments under a scheduled payment plan:

          $25 per month

     If paying by any other method:

          $50

     Installments must total at least $300 per year.

(1) If no purchase payments have been made on a participant's behalf for 24 months and previous payments total $600 or less, we have the right to pay the participant the total value of the certificate in a lump sum. This right does not apply to certificates sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

          $50,000

(2) These limits apply in total to all IDS Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. The Code's limits on annual contribution also apply.

HOW TO MAKE PURCHASE PAYMENTS

BY SCHEDULED PAYMENT PLAN

A sales representative can help the owner set up an automatic salary reduction arrangement.

CHARGES

ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining records for each certificate under the contract. We deduct $30 from the certificate value at the end of each certificate year. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total certificate value. If you surrender a certificate, we will deduct the annual charge at the time of surrender. We cannot increase the annual administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

SURRENDER CHARGE

If part or all of a certificate is surrendered within the first 11 certificate years, the following surrender charge applies:

                                            SURRENDER CHARGE AS A
                    SURRENDER YEAR     PERCENTAGE OF AMOUNT SURRENDERED
                          1                          8%
                          2                          8
                          3                          8
                          4                          8
                          5                          7
                          6                          6
                          7                          5
                          8                          4
                          9                          3
                         10                          2
                         11                          1
                         12 and later                0


We reserve the right to reduce or eliminate the surrender charge.


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your certificate value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your certificate is $1,075.27. We determine this amount as follows:

        AMOUNT REQUESTED               $1,000 = $1,075.27
     -----------------------    OR     ------
     1.00 - SURRENDER CHARGE            .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. We reserve the right to reduce or eliminate the surrender charge. If you make a full surrender of your certificate, we also will deduct the applicable administrative charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


WAIVER OF SURRENDER CHARGE

We do not assess surrender charges:

-    for amounts surrendered after the 11th certificate year;

- for amounts surrendered due to a participant's retirement under the plan on or after age 55;

-    for amounts surrendered due to the death of the participant; or


- upon settlement of the certificate under an annuity payout plan, unless annuity payout Plan E is later surrendered.


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments may impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract and certificate were sold. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-    minus any prorated portion of the administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, we subtract a certain number of accumulation units from your certificate each time you take a partial surrender, transfer amounts out of a variable account or we assess an administrative charge or a surrender charge.


The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.


The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the variable accounts;

-    transfers into or out of the variable accounts;

-    partial surrenders;

-    surrender charges; and/or

-    a prorated portion of the administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the variable accounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CERTIFICATE

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                 NUMBER
By investing an equal number                          AMOUNT     ACCUMULATION   OF UNITS
of dollars each month                      MONTH     INVESTED     UNIT VALUE    PURCHASED
                                            Jan       $ 100          $ 20         5.00
you automatically buy                       Feb         100            18         5.56
more units when the                         Mar         100            17         5.88
per unit market price is low                Apr         100            15         6.67
                                            May         100            16         6.25
                                            Jun         100            18         5.56
and fewer units                             Jul         100            17         5.88
when the per unit                           Aug         100            19         5.26
market price is high.                       Sept        100            21         4.76
                                            Oct         100            20         5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer certificate value from any one variable account, or the fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


The certificate is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the certificate. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other certificate owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this certificate.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;


- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one certificate owner; or

- limiting the dollar amount that a certificate owner may transfer at any one time.




                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other certificate owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer certificate values between the variable accounts, or from the variable accounts to the fixed account at any time. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next eligible transfer period (if any) as defined in the plan, or until the next certificate anniversary.


- You may transfer certificate values from the fixed account to the variable accounts once per certificate year (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).


- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per certificate year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.


HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER


Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:     Certificate value or entire account balance


2 BY AUTOMATED TRANSFERS


Your sales representative can help you set up automated transfers among your variable accounts or fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.


- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers:                   $50



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

3 BY PHONE


For salary reduction plans only.

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                   Certificate value or entire account balance
Surrenders:                  $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

Subject to certain restrictions imposed by the Code, you may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of the certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum certificate value after partial surrender is $600.


RECEIVING PAYMENT


1 BY REGULAR OR EXPRESS MAIL


-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

2 BY WIRE


-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your certificate; and

-    pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you severed employment with the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount transferred or rolled over to the certificate as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of certificate values within the certificate, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract/certificate has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract/certificate. You may borrow from the certificate value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-    surrender all or part of your certificate at any time; and

-    move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

CHANGING OWNERSHIP

The contract and related certificates cannot be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us. Your vested rights under the certificate are nonforfeitable.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

If you die before annuity payouts begin while this certificate is in force, we will pay your beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-    certificate value; or

-    purchase payments made to the certificate minus surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the certificate value.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the certificate as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the certificate over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this certificate if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As the participant, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

The contract and related certificates allow you to determine whether we will make payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the certificate value on your retirement date (less any applicable premium tax). You may reallocate this certificate value to the fixed account to provide fixed dollar payouts and/or among the variable accounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    your age;

-    the annuity table in the contract and related certificates; and

-    the amounts allocated to the accounts at settlement on the retirement date.


In addition, for variable payouts only, amounts depend on the investment performance of the accounts selected. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Certificate -- Transfer Policies."



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your certificate show the amount of the monthly payment for each $1,000 of certificate value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the certificate value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the certificate. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.05% and 6.55% depending on the applicable assumed investment rate (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed, unless this option is contrary to applicable provisions of the Code. Certificate values that you allocated to the fixed account will provide fixed dollar payouts and certificate values that you allocated among variable accounts will provide variable annuity payouts.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the participant in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If the annuitant dies after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

EXCHANGE PROGRAM

You may be eligible to exchange your certificate for a new and enhanced contract that we currently offer. If you are eligible and you decide to participate in the Exchange Program, we will not deduct any surrender charges that remain on this certificate at the time of the exchange. You may be eligible to participate in the Exchange Program if:

- You have not made any purchase payments greater than $2,000 in any tax year for the 36 months before you participate in the Exchange Program (except for payments you made under a scheduled payment plan); and

-    Your remaining surrender charge is 2% or less of your certificate value.

Initially, to be eligible you also must have completed ten or more certificate years; and have a certificate value of at least $75,000. However, we reserve the right to offer this Exchange Program to you if you have completed less than ten certificate years; or you have a certificate value of less than $75,000.

If you are interested, you should talk to your sales representative to learn more about the Exchange Program and to discuss your individual certificate, tax and financial circumstances. You will want to consider such factors as:

- Whether you expect to hold the new contract as a long-term investment and the withdrawal provisions under the new contract compared to this certificate;

-    The surrender charges under the new contract;

- The lower expenses and credits under the new contract that could be offset if you surrender the new contract during the surrender period or begin to take annuity payouts during the first few years (which means you could be worse off than if you had rejected the Exchange Program);

-    The death benefit under the new contract compared to this certificate;

- The guaranteed annuity settlement rates under the new contract compared to this certificate;

-    Any tax benefits you could lose as a result of the exchange; and

- Any change in interest crediting rates on the fixed account under the new contract.

If you exercise your free-look option under the new contract, we will restore this certificate to the extent possible. We reserve the right to terminate the Exchange Offer at any time.

TAXES

Generally, under current law, your certificate has a tax-deferral feature. This means any increase in the value of the fixed account and/or other variable accounts in which you invest is taxable to you only when you receive a payout or surrender except to the extent that contributions were made with after-tax dollars. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders requested that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.


Because your certificate is used to fund a retirement plan that is already tax deferred under the Code, the certificate will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. 403(b) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement, or consult a tax advisor for more information about these distribution rules.


ANNUITY PAYOUTS: The entire payout generally is includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in the certificate with deductible or pre-tax dollars, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of the certificate before your annuity payouts begin, your surrender payment will be taxed. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2, unless certain exceptions apply. Other penalties may apply.


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

PENALTIES: If you receive amounts from the certificate before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or


-    after you severed employment during or after the year you attain age 55.


Other exceptions may apply if you surrender your certificate before it specifies that payments can be made.


MANDATORY WITHHOLDING: If you receive directly all or part of the certificate value, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payment is made. Any withholding that is done represents a prepayment of your tax due for the year and you would take credit for such amounts on the annual income tax return you file. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payment is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.

ELECTIVE WITHHOLDING: If the distribution is not subject to mandatory withholding as described above, you can elect not to have any withholding occur. To do this you must provide us with a valid Social Security Number or Taxpayer Identification Number.

If you do not make this election and if the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of the contract and/or related certificates.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the variable accounts is reinvested and becomes part of the variable accounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the variable accounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract (and your certificate) qualify as an annuity for Federal income tax purposes. To that end, the provisions of the contract and your certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions to the contrary. We reserve the right to amend the contract and/or related certificates to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract and/or certificates to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.



                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

VOTING RIGHTS

The certificate holder with investments in the variable accounts may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-    the reserve held in each account for your certificate, divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS


ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts and certificates. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and business through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.

IDS Life pays commissions for sales of the certificates of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commission consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.




                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. V. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                           p. 3
Calculating Annuity Payouts                       p. 6
Rating Agencies                                   p. 7
Principal Underwriter                             p. 7
Independent Auditors                              p. 7
Financial Statements


                 IDS LIFE EMPLOYEE BENEFIT ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

americanexpress.com


                                                                 S-6157 U (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                            EMPLOYEE BENEFIT ANNUITY

          IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ,
                                    SZ AND TZ


                                   MAY 1, 2003


IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ, and TZ are separate accounts established and maintained by IDS Life Insurance Company (IDS
Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS


Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p. 6
Rating Agencies                                                             p. 7
Principal Underwriter                                                       p. 7
Independent Auditors                                                        p. 7
Financial Statements


   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

PERFORMANCE INFORMATION

The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract and certificate over a period of one, five and ten years (or, if less, up to the life of the variable accounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the variable accounts began investing in the funds. We also show performance from the commencement date of the funds as if the variable accounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002


                                                                                         PERFORMANCE OF
                                                                                      THE VARIABLE ACCOUNT

VARIABLE                                                                                                            SINCE
ACCOUNT   INVESTING IN:                                                 1 YEAR        5 YEARS       10 YEARS      INCEPTION
          AXP(R) VARIABLE PORTFOLIO -
G           Bond Fund (10/81; 10/81)(1)                                  (4.00%)        1.68%         5.58%          8.90%
F           Capital Resource Fund (10/81; 10/81)                        (29.11)        (6.58)         2.46           9.03
H           Cash Management Fund (10/81; 10/81)                          (7.98)         1.46          2.91           5.01
PZ          Diversified Equity Income Fund (6/01; 9/99) (26.38)                           --            --         (20.43)
RZ          Equity Select Fund (6/01; 5/01)                             (21.57)           --            --         (15.59)
LZ          Extra Income Fund (5/96; 5/96)                              (14.97)        (4.52)           --          (0.69)
KZ          Global Bond Fund (5/96; 5/96)                                 4.60          1.78            --           3.12
QZ          Growth Fund (6/01; 9/99)                                    (32.82)           --            --         (32.72)
IZ          International Fund (1/92; 1/92)                             (25.65)        (8.29)         0.59           0.41
N           Managed Fund (4/86; 4/86)                                   (20.81)        (2.32)         5.17           7.50
MZ          NEW DIMENSIONS FUND(R) (5/96; 5/96)                         (28.98)        (2.44)           --           3.18
JZ          Strategy Aggressive Fund (1/92; 1/92)                       (38.15)       (10.63)         0.41           1.19
          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SZ          AllianceBernstein Growth and Income
            Portfolio (Class B) (6/01; 1/91)(2)                         (29.32)           --            --         (23.71)
          WELLS FARGO VT
TZ          Small Cap Growth Fund (6/01; 5/95)(3)                       (43.85)           --            --         (33.94)

                                                                                         PERFORMANCE OF
                                                                                            THE FUND

VARIABLE                                                                                                            SINCE
ACCOUNT   INVESTING IN:                                                 1 YEAR        5 YEARS       10 YEARS      INCEPTION
          AXP(R) VARIABLE PORTFOLIO -
G           Bond Fund (10/81; 10/81)(1)                                  (4.00%)        1.68%         5.58%          8.90%
F           Capital Resource Fund (10/81; 10/81)                        (29.11)        (6.58)         2.46           9.03
H           Cash Management Fund (10/81; 10/81)                          (7.98)         1.46          2.91           5.01
PZ          Diversified Equity Income Fund (6/01; 9/99) (26.38)         (26.38)           --            --          (7.97)
RZ          Equity Select Fund (6/01; 5/01)                             (21.57)           --            --         (14.51)
LZ          Extra Income Fund (5/96; 5/96)                              (14.97)        (4.52)           --          (0.69)
KZ          Global Bond Fund (5/96; 5/96)                                 4.60          1.78            --           3.12
QZ          Growth Fund (6/01; 9/99)                                    (32.82)           --            --         (22.25)
IZ          International Fund (1/92; 1/92)                             (25.65)        (8.29)         0.59           0.41
N           Managed Fund (4/86; 4/86)                                   (20.81)        (2.32)         5.17           7.50
MZ          NEW DIMENSIONS FUND(R) (5/96; 5/96)                         (28.98)        (2.44)           --           3.18
JZ          Strategy Aggressive Fund (1/92; 1/92)                       (38.15)       (10.63)         0.41           1.19
          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SZ          AllianceBernstein Growth and Income
            Portfolio (Class B) (6/01; 1/91)(2)                         (29.32)         0.91          9.72           9.06
          WELLS FARGO VT
TZ          Small Cap Growth Fund (6/01; 5/95)(3)                       (43.85)       (14.71)           --          (3.53)

(a) Current applicable charges deducted from performance include a $30 annual administrative charge and a 1% annual mortality and expense fee and applicable surrender charges. Premium taxes are reflected in these total returns.


See accompanying notes to the performance information.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31,
2002


                                                                                         PERFORMANCE OF
                                                                                      THE VARIABLE ACCOUNT

VARIABLE                                                                                                            SINCE
ACCOUNT   INVESTING IN:                                                 1 YEAR        5 YEARS       10 YEARS      INCEPTION
          AXP(R) VARIABLE PORTFOLIO -
G           Bond Fund (10/81; 10/81)(1)                                   4.34%         3.17%         5.80%          8.90%
F           Capital Resource Fund (10/81; 10/81)                        (22.94)        (5.22)         2.67           9.03
H           Cash Management Fund (10/81; 10/81)                           0.02          2.94          3.11           5.01
PZ          Diversified Equity Income Fund (6/01; 9/99) (19.98)                          --            --          (16.13)
RZ          Equity Select Fund (6/01; 5/01)                             (14.75)           --            --         (11.02)
LZ          Extra Income Fund (5/96; 5/96)                               (7.58)        (3.13)           --           0.07
KZ          Global Bond Fund (5/96; 5/96)                                13.69          3.27            --           3.92
QZ          Growth Fund (6/01; 9/99)                                    (26.98)           --            --         (29.09)
IZ          International Fund (1/92; 1/92)                             (19.19)        (6.95)         0.79           0.50
N           Managed Fund (4/86; 4/86)                                   (13.93)        (0.89)         5.38           7.50
MZ          NEW DIMENSIONS FUND(R) (5/96; 5/96)                         (22.81)        (1.01)           --           3.98
JZ          Strategy Aggressive Fund (1/92; 1/92)                       (32.77)        (9.33)         0.61           1.28
          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SZ          AllianceBernstein Growth and Income
            Portfolio (Class B) (6/01; 1/91)(2)                         (23.18)           --            --         (19.59)
          WELLS FARGO VT
TZ          Small Cap Growth Fund (6/01; 5/95)(3)                       (38.97)           --            --         (30.37)

                                                                                         PERFORMANCE OF
                                                                                            THE FUND

VARIABLE                                                                                                            SINCE
ACCOUNT   INVESTING IN:                                                 1 YEAR        5 YEARS       10 YEARS      INCEPTION
          AXP(R) VARIABLE PORTFOLIO -
G           Bond Fund (10/81; 10/81)(1)                                   4.34%         3.17%         5.80%          8.90%
F           Capital Resource Fund (10/81; 10/81)                        (22.94)        (5.22)         2.67           9.03
H           Cash Management Fund (10/81; 10/81)                           0.02          2.94          3.11           5.01
PZ          Diversified Equity Income Fund (6/01; 9/99) (19.98)         (19.98)           --            --          (5.61)
RZ          Equity Select Fund (6/01; 5/01)                             (14.75)           --            --         (10.13)
LZ          Extra Income Fund (5/96; 5/96)                               (7.58)        (3.13)           --           0.07
KZ          Global Bond Fund (5/96; 5/96)                                13.69          3.27            --           3.92
QZ          Growth Fund (6/01; 9/99)                                    (26.98)           --            --         (20.25)
IZ          International Fund (1/92; 1/92)                             (19.19)        (6.95)         0.79           0.50
N           Managed Fund (4/86; 4/86)                                   (13.93)        (0.89)         5.38           7.50
MZ          NEW DIMENSIONS FUND(R) (5/96; 5/96)                         (22.81)        (1.01)           --           3.98
JZ          Strategy Aggressive Fund (1/92; 1/92)                       (32.77)        (9.33)         0.61           1.28
          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SZ          AllianceBernstein Growth and Income
            Portfolio (Class B) (6/01; 1/91)(2)                         (23.18)         2.39          9.94           9.06
          WELLS FARGO VT
TZ          Small Cap Growth Fund (6/01; 5/95)(3)                       (38.97)       (13.46)           --          (3.01)



(a) Current applicable charges deducted from performance include a $30 annual administrative charge and a 1% annual mortality and expense fee. Premium taxes are reflected in these total returns.

NOTES TO PERFORMANCE INFORMATION


(1) (Commencement date of the variable account; commencement date of the fund).
(2) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(3) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire certificate value at the end of the one, five and ten year periods (or, if less, up to the life of the variable account). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the administrative charge and mortality and expense risk fee.




   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

ANNUALIZED YIELD FOR A VARIABLE ACCOUNT INVESTING IN A MONEY MARKET FUND ANNUALIZED SIMPLE YIELD

For a variable account investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the variable account expenses accrued over the period;

(c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The variable account's value includes:

-   any declared dividends,

-   the value of any shares purchased with dividends paid during the period, and

-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable surrender charge, or

-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



VARIABLE ACCOUNT  INVESTING IN:                                     SIMPLE YIELD  COMPOUND YIELD
H                 AXP(R) Variable Portfolio - Cash Management Fund     (0.23%)        (0.23%)


ANNUALIZED YIELD FOR A VARIABLE ACCOUNT INVESTING IN AN INCOME FUND

For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                                  a - b
                       YIELD = 2[(----- + 1)(TO THE POWER OF 6) - 1]
                                    cd


where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                 d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



VARIABLE ACCOUNT    INVESTING IN:                                          YIELD
G                   AXP(R) Variable Portfolio - Bond Fund                  5.22%
LZ                  AXP(R) Variable Portfolio - Extra Income Fund          5.07
KZ                  AXP(R) Variable Portfolio - Global Bond Fund           2.53


The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNTS

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:


- determine the dollar value of your certificate on the valuation date, and deduct any applicable premium tax; then


- apply the result to the annuity table contained in the certificate or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-   the annuity unit value on the valuation date; by

-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

-   the net investment factor; and

-   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your certificate.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                       www.ambest.com
Fitch                           www.fitchratings.com
Moody's                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624 and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

FINANCIAL STATEMENTS


REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of IDS Life Accounts G, F, H, PZ, RZ, LZ, KZ, QZ, IZ, N, MZ, JZ, SZ and TZ - IDS Life Employee Benefit Annuity as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life Accounts G, F, H, PZ, RZ, LZ, KZ, QZ, IZ, N, MZ, JZ, SZ and TZ - IDS Life Employee Benefit Annuity at December 31, 2002, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                   /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET ACCOUNTS
                                             -----------------------------------------------------------------------------------
DECEMBER 31, 2002                                   G                F                H               PZ               RZ
ASSETS
Investments in shares of mutual funds and
  portfolios:
    at cost                                  $ 1,004,418,095  $ 2,533,655,756  $   223,595,417  $   117,804,965  $    70,257,662
                                             -----------------------------------------------------------------------------------
    at market value                          $   947,782,710  $ 1,623,392,506  $   223,592,727  $    99,301,503  $    64,612,834
Dividends receivable                               4,094,586               --          176,508               --               --
Accounts receivable from IDS Life
  for contract purchase payments                          --               --        1,950,795          467,449           45,331
Receivable from mutual funds and portfolios
  for share redemptions                                   --               --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                     951,877,296    1,623,392,506      225,720,030       99,768,952       64,658,165
================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   841,290        1,436,714          203,380           86,012           55,403
    Contract terminations                            324,815          688,068               --               --               --
Payable to mutual funds and portfolios
  for investments purchased                               --               --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,166,105        2,124,782          203,380           86,012           55,403
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            943,425,910    1,610,789,331      225,061,221       99,311,948       64,343,440
Net assets applicable to contracts in
  payment period                                   7,285,281       10,478,393          455,429          370,992          259,322
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                             $   950,711,191  $ 1,621,267,724  $   225,516,650  $    99,682,940  $    64,602,762
================================================================================================================================
Accumulation units outstanding                   152,851,774      254,879,392       78,538,459      130,357,328       76,367,594
================================================================================================================================
Net asset value per accumulation unit        $          6.17  $          6.32  $          2.87  $          0.76  $          0.84
================================================================================================================================

                                                                          SEGREGATED ASSET ACCOUNTS
                                             -----------------------------------------------------------------------------------
DECEMBER 31, 2002(CONTINUED)                       LZ               KZ               QZ               IZ                N
ASSETS
Investments in shares of mutual funds and
  portfolios:
    at cost                                  $   186,308,294  $    64,267,129  $    10,230,678  $   944,557,497  $ 2,356,638,098
                                             -----------------------------------------------------------------------------------
    at market value                          $   142,145,317  $    66,744,920  $     8,605,580  $   547,805,375  $ 1,910,318,253
Dividends receivable                                 578,559          139,435               --               --               --
Accounts receivable from IDS Life
  for contract purchase payments                          --           25,130            7,488               --               --
Receivable from mutual funds and portfolios
  for share redemptions                                   --               --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                     142,723,876       66,909,485        8,613,068      547,805,375    1,910,318,253
================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   123,217           58,723            7,287          484,308        1,689,098
    Contract terminations                          3,831,811               --               --          243,101          795,837
Payable to mutual funds and portfolios
  for investments purchased                               --               --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  3,955,028           58,723            7,287          727,409        2,484,935
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            137,052,735       66,370,752        8,580,270      543,802,539    1,890,783,138
Net assets applicable to contracts in
  payment period                                   1,716,113          480,010           25,511        3,275,427       17,050,180
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                             $   138,768,848  $    66,850,762  $     8,605,781  $   547,077,966  $ 1,907,833,318
================================================================================================================================
Accumulation units outstanding                   135,204,489       50,932,382       14,618,326      509,029,708      559,480,928
================================================================================================================================
Net asset value per accumulation unit        $          1.01  $          1.30  $          0.59  $          1.07  $          3.38
================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 SEGREGATED ASSET ACCOUNTS
                                             ------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      MZ               JZ               SZ               TZ
ASSETS
Investments in shares of mutual funds and
  portfolios:
    at cost                                  $ 1,388,349,333  $ 1,504,345,265  $   115,833,750  $    55,544,488
                                             ------------------------------------------------------------------
    at market value                          $ 1,198,914,399  $   654,963,385  $    89,486,226  $    39,415,167
Dividends receivable                                      --               --               --               --
Accounts receivable from IDS Life
  for contract purchase payments                     815,608               --               --           14,507
Receivable from mutual funds and portfolios
  for share redemptions                                   --               --          152,449           34,568
---------------------------------------------------------------------------------------------------------------
Total assets                                   1,199,730,007      654,963,385       89,638,675       39,464,242
===============================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                 1,059,350          579,785           78,493           34,568
    Contract terminations                                 --          428,558           73,956               --
Payable to mutual funds and portfolios
  for investments purchased                               --               --               --           14,507
---------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,059,350        1,008,343          152,449           49,075
---------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,184,221,175      649,660,369       88,795,951       39,266,281
Net assets applicable to contracts in
  payment period                                  14,449,482        4,294,673          690,275          148,886
---------------------------------------------------------------------------------------------------------------
Total net assets                             $ 1,198,670,657  $   653,955,042  $    89,486,226  $    39,415,167
===============================================================================================================
Accumulation units outstanding                   907,437,355      559,621,230      124,945,934       68,358,136
===============================================================================================================
Net asset value per accumulation unit        $          1.31  $          1.16  $          0.71  $          0.57
===============================================================================================================

See accompanying notes to financial statements.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET ACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                             G               F               H              PZ              RZ
INVESTMENT INCOME
Dividend income from mutual funds and portfolios  $  51,322,986   $  11,218,900   $   2,875,081   $   1,519,176   $          --
Variable account expenses                            10,180,715      21,297,495       2,469,973         938,598         439,716
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      41,142,271     (10,078,595)        405,108         580,578        (439,716)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                             215,698,716     583,378,865     397,595,493      46,921,918       2,884,391
    Cost of investments sold                        231,917,194     823,039,583     397,606,253      52,035,445       3,008,020
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (16,218,478)   (239,660,718)        (10,760)     (5,113,527)       (123,629)
Distributions from capital gains                             --     194,807,327              --         274,476              --
Net change in unrealized appreciation or
  depreciation of investments                        18,190,259    (523,240,458)         10,770     (20,071,116)     (6,750,341)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        1,971,781    (568,093,849)             10     (24,910,167)     (6,873,970)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $  43,114,052   $(578,172,444)  $     405,118   $ (24,329,589)  $  (7,313,686)
===============================================================================================================================

                                                                            SEGREGATED ASSET ACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                LZ              KZ              QZ              IZ               N
INVESTMENT INCOME
Dividend income from mutual funds and portfolios  $  12,863,393   $   2,939,682   $       6,305   $   6,901,819   $  60,231,603
Variable account expenses                             1,638,334         621,374          64,712       7,110,845      23,547,757
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      11,225,059       2,318,308         (58,407)       (209,026)     36,683,846
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                             124,445,686      15,864,690       2,556,734     372,300,381     638,599,857
    Cost of investments sold                        172,497,497      16,468,371       2,908,821     611,099,488     740,898,244
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (48,051,811)       (603,681)       (352,087)   (238,799,107)   (102,298,387)
Distributions from capital gains                             --              --              --       1,662,560     221,593,067
Net change in unrealized appreciation or
  depreciation of investments                        22,508,823       6,328,276      (1,670,740)     90,909,175    (532,156,614)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (25,542,988)      5,724,595      (2,022,827)   (146,227,372)   (412,861,934)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (14,317,929)  $   8,042,903   $  (2,081,234)  $(146,436,398)  $(376,178,088)
===============================================================================================================================

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                                  -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                MZ             JZ              SZ              TZ
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                  $   7,807,264   $          --   $     540,920   $          --
Variable account expenses                                            15,528,195       9,069,356         919,109         356,417
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7,720,931)     (9,069,356)       (378,189)       (356,417)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             357,844,754     279,709,647       8,346,915       1,330,002
    Cost of investments sold                                        381,357,987     564,794,824      10,949,897       1,963,073
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (23,513,233)   (285,085,177)     (2,602,982)       (633,071)
Distributions from capital gains                                      1,702,521              --       3,325,063              --
Net change in unrealized appreciation or
  depreciation of investments                                      (386,285,805)    (99,764,363)    (26,875,546)    (17,538,822)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (408,096,517)   (384,849,540)    (26,153,465)    (18,171,893)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       $(415,817,448)  $(393,918,896)  $ (26,531,654)  $ (18,528,310)
===============================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET ACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                      G                 F                 H                PZ                RZ
OPERATIONS
Investment income (loss) -- net            $    41,142,271   $   (10,078,595)  $       405,108   $       580,578   $      (439,716)
Net realized gain (loss) on sales of
  investments                                  (16,218,478)     (239,660,718)          (10,760)       (5,113,527)         (123,629)
Distributions from capital gains                        --       194,807,327                --           274,476                --
Net change in unrealized appreciation or
  depreciation of investments                   18,190,259      (523,240,458)           10,770       (20,071,116)       (6,750,341)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     43,114,052      (578,172,444)          405,118       (24,329,589)       (7,313,686)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                      11,524,896        35,339,152         4,581,321         3,558,228         1,635,762
Net transfers(1)                                37,436,878      (218,573,878)       59,445,451        70,849,761        58,607,725
Transfers for policy loans                       1,336,088         5,151,607           402,075           121,342            80,464
Annuity payments                                  (877,417)       (1,418,192)          (15,675)          (40,199)          (20,044)
Contract charges                                  (815,191)       (2,289,776)         (176,864)          (73,293)          (36,031)
Contract terminations:
    Surrender benefits                        (209,104,622)     (361,897,748)     (107,084,244)      (17,111,923)       (7,752,943)
    Death benefits                             (14,319,853)      (16,217,253)       (2,771,885)         (496,823)         (126,502)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (174,819,221)     (559,906,088)      (45,619,821)       56,807,093        52,388,431
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              1,082,416,360     2,759,346,256       270,731,353        67,205,436        19,528,017
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $   950,711,191   $ 1,621,267,724   $   225,516,650   $    99,682,940   $    64,602,762
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         182,067,761       335,309,736        94,451,209        70,702,878        19,769,616
Contract purchase payments                       1,930,227         4,929,602         1,599,394         4,138,787         1,835,567
Net transfers(1)                                 6,170,561       (31,971,142)       20,770,399        77,085,253        63,992,232
Transfers for policy loans                         223,487           724,533           140,362          (125,456)           91,923
Contract charges                                  (137,019)         (322,635)          (62,273)          (88,880)          (41,712)
Contract terminations:
    Surrender benefits                         (34,990,844)      (51,463,736)      (37,393,178)      (20,738,007)       (9,136,912)
    Death benefits                              (2,412,399)       (2,326,966)         (967,454)         (617,247)         (143,120)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               152,851,774       254,879,392        78,538,459       130,357,328        76,367,594
==================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET ACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)         LZ                KZ                QZ                IZ                 N
OPERATIONS
Investment income (loss) -- net            $    11,225,059   $     2,318,308   $       (58,407)  $      (209,026)  $    36,683,846
Net realized gain (loss) on
  sales of investments                         (48,051,811)         (603,681)         (352,087)     (238,799,107)     (102,298,387)
Distributions from capital gains                        --                --                --         1,662,560       221,593,067
Net change in unrealized appreciation or
  depreciation of investments                   22,508,823         6,328,276        (1,670,740)       90,909,175      (532,156,614)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (14,317,929)        8,042,903        (2,081,234)     (146,436,398)     (376,178,088)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                       1,732,856           517,273           270,672        15,565,036        33,181,950
Net transfers(1)                                 7,466,147        11,915,899         7,090,523       (87,638,814)     (216,037,343)
Transfers for policy loans                         108,194            39,137            11,307         1,991,325         4,209,323
Annuity payments                                  (190,191)          (51,228)           (6,457)         (474,713)       (1,809,337)
Contract charges                                  (101,651)          (36,192)           (5,247)         (788,026)       (2,180,756)
Contract terminations:
    Surrender benefits                         (37,947,447)      (12,928,224)       (1,136,085)     (114,451,873)     (407,129,875)
    Death benefits                              (1,451,006)         (430,458)          (39,516)       (5,623,409)      (23,010,489)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                        (30,383,098)         (973,793)        6,185,197      (191,420,474)     (612,776,527)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                183,469,875        59,781,652         4,501,818       884,934,838     2,896,787,933
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $   138,768,848   $    66,850,762   $     8,605,781   $   547,077,966   $ 1,907,833,318
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         165,801,112        51,831,205         5,597,476       667,381,324       733,746,557
Contract purchase payments                       1,672,669           432,126           405,720        12,909,028         9,222,729
Net transfers(1)                                 6,688,229         9,742,685        10,506,181       (71,551,109)      (62,151,065)
Transfers for policy loans                         104,278            32,787            16,346         1,660,257         1,176,197
Contract charges                                   (99,649)          (30,220)           (8,145)         (662,941)         (614,303)
Contract terminations:
    Surrender benefits                         (37,534,760)      (10,711,823)       (1,825,158)      (95,978,697)     (115,298,823)
    Death benefits                              (1,427,390)         (364,378)          (74,094)       (4,728,154)       (6,600,364)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               135,204,489        50,932,382        14,618,326       509,029,708       559,480,928
==================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                             ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                           MZ                JZ                SZ                TZ
OPERATIONS
Investment income (loss) -- net                              $    (7,720,931)  $    (9,069,356)  $      (378,189)  $      (356,417)
Net realized gain (loss) on sales of investments                 (23,513,233)     (285,085,177)       (2,602,982)         (633,071)
Distributions from capital gains                                   1,702,521                --         3,325,063                --
Net change in unrealized appreciation or
  depreciation of investments                                   (386,285,805)      (99,764,363)      (26,875,546)      (17,538,822)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (415,817,448)     (393,918,896)      (26,531,654)      (18,528,310)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        36,830,887        22,749,698         2,703,667         1,765,071
Net transfers(1)                                                 (93,056,536)     (129,714,621)       60,129,597        37,883,544
Transfers for policy loans                                         3,060,853         2,526,530           142,317            87,594
Annuity payments                                                  (1,690,195)         (640,695)          (63,999)           (8,807)
Contract charges                                                  (1,537,648)       (1,033,756)          (77,238)          (29,717)
Contract terminations:
    Surrender benefits                                          (266,029,080)     (143,257,044)      (18,855,242)       (5,618,055)
    Death benefits                                                (9,364,539)       (6,398,339)         (466,349)         (109,331)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (331,786,258)     (255,768,227)       43,512,753        33,970,299
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                1,946,274,363     1,303,642,165        72,505,127        23,973,178
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 1,198,670,657   $   653,955,042   $    89,486,226   $    39,415,167
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         1,142,222,224       752,799,434        78,464,619        25,509,849
Contract purchase payments                                        24,677,731        16,549,145         3,358,220         2,546,717
Net transfers(1)                                                 (71,396,781)      (99,907,326)       68,781,191        49,408,804
Transfers for policy loans                                         2,069,747         1,868,978           184,192           130,685
Contract charges                                                  (1,048,634)         (764,023)          (98,964)          (45,186)
Contract terminations:
    Surrender benefits                                          (182,674,134)     (106,150,449)      (25,137,222)       (9,011,513)
    Death benefits                                                (6,412,798)       (4,774,529)         (606,102)         (181,220)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 907,437,355       559,621,230       124,945,934        68,358,136
==================================================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          SEGREGATED ASSET ACCOUNTS
                                           ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                    G                 F                 H                PZ(1)             RZ(1)
OPERATIONS
Investment income (loss) -- net            $    57,877,553   $   (22,472,766)  $     6,428,446   $        77,803   $       (59,153)
Net realized gain (loss) on sales of
  investments                                   (7,193,128)      (52,025,996)          (28,295)         (488,387)          (47,814)
Distributions from capital gains                        --                --                --                --                --
Net change in unrealized appreciation or
  depreciation of investments                   16,557,830      (661,369,678)           20,370         1,567,654         1,105,513
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     67,242,255      (735,868,440)        6,420,521         1,157,070           998,546
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                      13,932,049        49,450,975         6,445,322         1,059,575           281,846
Net transfers(2)                               100,184,600      (188,734,287)      105,370,261        66,723,834        19,265,428
Transfers for policy loans                       1,467,108         5,923,372           659,342            34,301             9,759
Annuity payments                                  (792,389)       (1,700,570)          (39,863)           (1,049)           (1,466)
Contract charges                                  (773,262)       (2,738,585)         (153,002)          (13,631)           (3,672)
Contract terminations:
    Surrender benefits                        (123,020,004)     (319,101,160)      (64,221,461)       (1,725,880)       (1,022,424)
    Death benefits                             (14,550,670)      (22,133,908)       (2,587,485)          (28,784)               --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (23,552,568)     (479,034,163)       45,473,114        66,048,366        18,529,471
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              1,038,726,673     3,974,248,859       218,837,718                --                --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 1,082,416,360   $ 2,759,346,256   $   270,731,353   $    67,205,436   $    19,528,017
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         186,283,608       391,805,258        78,438,964                --                --
Contract purchase payments                       2,420,344         5,728,356         2,278,781         1,143,855           306,091
Net transfers(2)                                17,093,544       (23,180,435)       37,115,921        71,422,138        20,541,777
Transfers for policy loans                         254,334           690,687           232,915            38,041            10,967
Contract charges                                  (134,805)         (321,128)          (54,507)          (14,963)           (4,020)
Contract terminations:
    Surrender benefits                         (21,252,193)      (36,780,260)      (22,592,478)       (1,853,892)       (1,085,199)
    Death benefits                              (2,597,071)       (2,632,742)         (968,387)          (32,301)               --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               182,067,761       335,309,736        94,451,209        70,702,878        19,769,616
==================================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          SEGREGATED ASSET ACCOUNTS
                                           ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)       LZ                KZ                QZ(1)             IZ                 N
OPERATIONS
Investment income (loss) -- net            $    19,516,312   $     1,433,046   $       (12,224)  $     2,230,373   $    47,917,928
Net realized gain (loss) on sales of
  investments                                  (19,130,595)         (833,109)         (134,214)     (171,957,276)       30,666,927
Distributions from capital gains                        --                --                --                --                --
Net change in unrealized appreciation or
  depreciation of investments                    6,951,983          (422,489)           45,642      (259,420,173)     (502,362,958)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      7,337,700           177,448          (100,796)     (429,147,076)     (423,778,103)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                       1,876,968           564,903            87,420        23,089,552        45,772,762
Net transfers(2)                                 5,671,670         1,872,400         4,554,789      (105,875,672)     (127,480,649)
Transfers for policy loans                         114,379            46,902             6,774         2,406,984         4,977,902
Annuity payments                                  (203,337)          (48,628)           (1,072)         (545,153)       (2,400,230)
Contract charges                                  (100,365)          (30,774)             (799)         (966,133)       (2,486,193)
Contract terminations:
    Surrender benefits                         (22,493,674)       (7,392,652)          (44,498)     (121,691,498)     (333,013,727)
    Death benefits                              (1,728,310)         (584,906)               --        (6,769,489)      (28,951,199)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (16,862,669)       (5,572,755)        4,602,614      (210,351,409)     (443,581,334)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                192,994,844        65,176,959                --     1,524,433,323     3,764,147,370
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $   183,469,875   $    59,781,652   $     4,501,818   $   884,934,838   $ 2,896,787,933
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         181,306,229        56,693,807                --       812,274,606       844,645,189
Contract purchase payments                       1,716,142           497,334           107,145        15,624,284        11,309,553
Net transfers(2)                                 4,907,495         1,636,696         5,537,594       (74,923,213)      (33,556,637)
Transfers for policy loans                         104,864            41,151             9,037         1,643,689         1,233,725
Contract charges                                   (92,345)          (27,183)           (1,016)         (664,272)         (620,850)
Contract terminations:
    Surrender benefits                         (20,446,283)       (6,455,045)          (55,284)      (81,902,376)      (81,863,906)
    Death benefits                              (1,694,990)         (555,555)               --        (4,671,394)       (7,400,517)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               165,801,112        51,831,205         5,597,476       667,381,324       733,746,557
==================================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                             ---------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                         MZ                JZ               SZ(1)             TZ(1)
OPERATIONS
Investment income (loss) -- net                              $   (16,548,805)  $   (12,578,487)  $      (180,907)  $       (63,812)
Net realized gain (loss) on sales of investments                  24,242,592      (129,623,692)               (7)          (39,092)
Distributions from capital gains                                          --                --           150,101                --
Net change in unrealized appreciation or
  depreciation of investments                                   (454,935,652)     (603,757,609)          528,022         1,409,501
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (447,241,865)     (745,959,788)          497,209         1,306,597
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        50,388,008        33,661,051         1,049,034           356,379
Net transfers(2)                                                  37,647,615       (73,704,648)       72,436,976        22,723,872
Transfers for policy loans                                         3,517,313         3,162,364            33,764            13,730
Annuity payments                                                  (2,168,264)         (859,373)           (4,919)             (552)
Contract charges                                                  (1,678,200)       (1,355,753)          (14,039)           (4,333)
Contract terminations:
    Surrender benefits                                          (215,107,797)     (165,322,883)       (1,439,397)         (422,515)
    Death benefits                                               (10,576,172)       (8,670,415)          (53,501)               --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (137,977,497)     (213,089,657)       72,007,918        22,666,581
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                2,531,493,725     2,262,691,610                --                --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 1,946,274,363   $ 1,303,642,165   $    72,505,127   $    23,973,178
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         1,226,805,533       868,637,442                --                --
Contract purchase payments                                        28,633,727        17,583,774           836,400           410,111
Net transfers(2)                                                  13,937,749       (44,427,383)       79,228,837        25,574,012
Transfers for policy loans                                         2,008,716         1,673,104            37,713            16,868
Contract charges                                                    (967,332)         (719,170)          (15,667)           (5,106)
Contract terminations:
    Surrender benefits                                          (121,999,479)      (85,398,782)       (1,564,089)         (486,036)
    Death benefits                                                (6,196,690)       (4,549,551)          (58,575)               --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               1,142,222,224       752,799,434        78,464,619        25,509,849
==================================================================================================================================

(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Accounts G, F, H, PZ, RZ, LZ, KZ, QZ, IZ, N, MZ, JZ, SZ and TZ (collectively, the Accounts) were established as segregated asset accounts of IDS Life Insurance Company (IDS Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

Each Account invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


ACCOUNT    INVESTS EXCLUSIVELY IN SHARES OF                                       SHARES
---------------------------------------------------------------------------------------------
G          AXP(R) Variable Portfolio - Bond Fund(1)                             90,254,181
F          AXP(R) Variable Portfolio - Capital Resource Fund                   104,467,034
H          AXP(R) Variable Portfolio - Cash Management Fund                    223,673,017
PZ         AXP(R) Variable Portfolio - Diversified Equity Income Fund           12,369,563
RZ         AXP(R) Variable Portfolio - Equity Select Fund                        7,373,267
LZ         AXP(R) Variable Portfolio - Extra Income Fund(2)                     25,047,748
KZ         AXP(R) Variable Portfolio - Global Bond Fund                          6,374,832
QZ         AXP(R) Variable Portfolio - Growth Fund                               1,790,739
IZ         AXP(R) Variable Portfolio - International Fund                       83,697,213
N          AXP(R) Variable Portfolio - Managed Fund                            159,440,175
MZ         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   96,706,084
JZ         AXP(R) Variable Portfolio - Strategy Aggressive Fund                115,347,618
SZ         AllianceBernstein VP Growth and Income Portfolio (Class B)           5,426,697
TZ         Wells Fargo VT Small Cap Growth Fund                                 8,126,839



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.


The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.




   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

FEDERAL INCOME TAXES


IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Accounts for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $20 to $500 per year depending upon the product selected. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER (WITHDRAWAL) CHARGES

IDS Life will use a surrender (withdrawal) charge to help it recover certain expenses related to the sale of the annuity. A surrender (withdrawal) charge of up to 8% may be deducted for surrenders (withdrawals) up to the first eleven payment years following a purchase payment as depicted in the surrender (withdrawal) charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                    PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                   0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                       0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                        0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund              0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                          0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                           0.620% to 0.545%
AXP(R) Variable Portfolio - Global Bond Fund                            0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                 0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                          0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                    0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                         MAXIMUM                   MAXIMUM
                                                                       ADJUSTMENT                ADJUSTMENT
FUND                                                             (PRIOR TO DEC. 1, 2002)    (AFTER DEC. 1, 2002)
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                          N/A                       0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                0.08%                      0.12%
AXP(R) Variable Portfolio - Equity Select Fund                            0.12%                      0.12%
AXP(R) Variable Portfolio - Growth Fund                                   0.12%                      0.12%
AXP(R) Variable Portfolio - International Fund                             N/A                       0.12%
AXP(R) Variable Portfolio - Managed Fund                                   N/A                       0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         N/A                       0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                       N/A                       0.12%





   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable PortfoliO - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                 PERCENTAGE RANGE
----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                    0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                     0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund           0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                       0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                        0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                         0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                              0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                       0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                             0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                 0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:


ACCOUNT         INVESTMENT                                                              PURCHASES
--------------------------------------------------------------------------------------------------------
G               AXP(R) Variable Portfolio - Bond Fund                               $  85,758,730
F               AXP(R) Variable Portfolio - Capital Resource Fund                     206,908,805
H               AXP(R) Variable Portfolio - Cash Management Fund                      353,425,238
PZ              AXP(R) Variable Portfolio - Diversified Equity Income Fund            104,367,317
RZ              AXP(R) Variable Portfolio - Equity Select Fund                         54,856,101
LZ              AXP(R) Variable Portfolio - Extra Income Fund                         104,488,921
KZ              AXP(R) Variable Portfolio - Global Bond Fund                           17,483,420
QZ              AXP(R) Variable Portfolio - Growth Fund                                 8,696,259
IZ              AXP(R) Variable Portfolio - International Fund                        181,790,585
N               AXP(R) Variable Portfolio - Managed Fund                              282,705,169
MZ              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     18,463,656
JZ              AXP(R) Variable Portfolio - Strategy Aggressive Fund                   14,393,804
SZ              AllianceBernstein VP Growth and Income Portfolio (Class B)             54,806,542
TZ              Wells Fargo VT Small Cap Growth Fund                                   34,943,884


   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                            G            F             H           PZ(4)         RZ(4)         LZ          KZ
                                      ------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $      5.54   $     10.10   $      2.79            --            --   $    1.05   $   1.14
At Dec. 31, 2001                      $      5.91   $      8.19   $      2.86   $      0.95   $      0.99   $    1.10   $   1.14
At Dec. 31, 2002                      $      6.17   $      6.32   $      2.87   $      0.76   $      0.84   $    1.01   $   1.30
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           82,068       335,310        94,451        70,703        19,770     165,801     51,831
At Dec. 31, 2002                           52,852       254,879        78,538       130,357        76,368     135,204     50,932
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $ 1,082,416   $ 2,759,346   $   270,731   $    67,205   $    19,528   $ 183,470   $ 59,782
At Dec. 31, 2002                      $   950,711   $ 1,621,268   $   225,517   $    99,683   $    64,603   $ 138,769   $ 66,851
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             6.44%         0.29%         3.58%         0.47%           --       11.00%      3.28%
For the year ended Dec. 31, 2002             5.05%         0.52%         1.16%         1.61%           --        7.83%      4.75%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.00%         1.00%         1.00%         1.00%         1.00%       1.00%      1.00%
For the year ended Dec. 31, 2002             1.00%         1.00%         1.00%         1.00%         1.00%       1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             6.68%       (18.91%)        2.51%        (5.00%)       (1.00%)      4.76%      0.00%
For the year ended Dec. 31, 2002             4.40%       (22.83%)        0.35%       (20.00%)      (15.15%)     (8.18%)    14.04%
--------------------------------------------------------------------------------------------------------------------------------

                                         QZ(4)          IZ             N             MZ            JZ         SZ(4)      TZ(4)
                                      ------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               --   $      1.87   $      4.43   $      2.05   $      2.59          --         --
At Dec. 31, 2001                      $      0.80   $      1.32   $      3.92   $      1.69   $      1.72   $    0.92   $   0.94
At Dec. 31, 2002                      $      0.59   $      1.07   $      3.38   $      1.31   $      1.16   $    0.71   $   0.57
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            5,597       667,381       733,747     1,142,222       752,799      78,465     25,510
At Dec. 31, 2002                           14,618       509,030       559,481       907,437       559,621     124,946     68,358
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $     4,502   $   884,935   $ 2,896,788   $ 1,946,274   $ 1,303,642   $  72,505   $ 23,973
At Dec. 31, 2002                      $     8,606   $   547,078   $ 1,907,833   $ 1,198,671   $   653,955   $  89,486   $ 39,415
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --          1.20%         2.49%         0.22%         0.20%       0.04%        --
For the year ended Dec. 31, 2002             0.10%         0.97%         2.55%         0.50%           --        0.58%        --
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             1.00%         1.00%         1.00%         1.00%         1.00%       1.00%      1.00%
For the year ended Dec. 31, 2002             1.00%         1.00%         1.00%         1.00%         1.00%       1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (20.00%)      (29.41%)      (11.51%)      (17.56%)      (33.59%)     (8.00%)    (6.00%)
For the year ended Dec. 31, 2002           (26.25%)      (18.94%)      (13.78%)      (22.49%)      (32.56%)    (22.83%)   (39.36%)
--------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on June 1, 2001.

   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --
                            EMPLOYEE BENEFIT ANNUITY

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

                                                              S-6157-20 U (5/03)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life  Accounts  F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and
         TZ:


         Report of Independent Auditors dated March 21, 2003.
         Statements of Assets and Liabilities at Dec. 31, 2002.
         Statements of Operations for the year ended Dec. 31, 2002.
         Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and period ended Dec. 31, 2001.
         Notes to Financial Statements.

         IDS Life Insurance Company:

         Report of Independent Auditors dated January 27, 2003.
         Consolidated Balance Sheets at Dec. 31, 2002 and 2001.
         Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001, and 2000.
         Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 2002, 2001, and 2000.
         Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001, and 2000.
         Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Copy of Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Accounts C, D, E, F, G, and H adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.2 Copy of Resolution of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.3 Copy of Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on September 20, 1991, filed electronically as
         Exhibit 1.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 6 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts PZ, QZ RZ, SZ and TZ on March 30, 2001 is filed electronically as Exhibit 1.5 to Post-Effective Amendment
         No. 11 to Registration Statement No. 33-52518 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Group Deferred Fixed/Variable Contract (form 34607) filed electronically as Exhibit 4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

4.2 Copy of Group Deferred Fixed/Variable Certificate (form 34610-MN) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.1 Form of Master Application for Group Deferred Annuity Contract (form 34608C) filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.2 Form of Participant Enrollment Form (form 34609A) filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.1 Copy of Articles of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of IDS Life Insurance Company filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 33 to Registration Statement No. 2-73114 is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 33 to Registration Statement No. 2-73114 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 2 to registration Statement No. 33-52518 is incorporated herein by reference.

14.      Not applicable.

15.1 Power of Attorney to sign Amendments to this Registration Statement dated April 9, 2002 filed electronically as Exhibit 15 to Post-Effective Amendment No. 12 to Registration Statement No. 33-52518, is incorporated by reference.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated September 11, 2002 is filed electronically herewith.

15.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.       Number of Contractowners

               On March 31, 2003, there were 361,015 qualified contracts and 204,135 non-qualified contracts in IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ, and TZ.

Item 28.       Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

               (c)

         Name of                 Net Underwriting
         Principal                 Discounts and     Compensation on       Brokerage
         Underwriter                Commissions         Redemption        Commissions       Compensation
         -----------                -----------         -----------        -----------       ------------
         IDS Life                   $37,418,102            None               None               None

Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               70100 AXP Financial Center
               Minneapolis, MN

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c)    Registrant   undertakes   to  deliver  any   Statement  of
                      Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

               (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2003.


    IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ
    -----------------------------------------------------------------------
                                  (Registrant)

                                              By IDS Life Insurance Company
                                                 -----------------------------
                                                          (Sponsor)

                                              By /s/ Timothy V. Bechtold*
                                                 -------------------------
                                                     Timothy V. Bechtold
                                                     President


As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2003.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)


* Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 9, 2002, filed electronically as Exhibit 15 to Post-Effective Amendment No. 12 to Registration Statement No. 33-52518, is incorporated by reference by:

** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated September 11, 2002, filed electronically herewith as Exhibit 15.2 by:

*** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 15.3 by:



/s/ Mary Ellyn Minenko
---------------------------
    Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 13

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.